Prepaids, Deposits, and Other (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of prepaids, deposits, and other
	December 31,
	2021	2020
Prepaid software and IT related services	$299,603	$276,514
Prepaid insurance	160,089	126,972
Prepaid stock-based compensation expense	381,800	—
Prepaid rent and utility	206,768	158,752
Prepaid offering expenses	419,177	—
Prepaid consulting	73,078	73,824
Deposit for miners(1)	6,000,000	—
Prepaid research and development expenses(2)	1,142,164	—
Commissions receivable	32,463	71,253
Other	26,593	41,916
	$8,741,735	$749,231